Redeemable Noncontrolling Interests And Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
Schedule of Redeemable Noncontrolling Interests Activities
The Company’s redeemable
non-controlling
interests activities for the years ended in December 31, 2020, 2021 and 2022 are summarized as follows:

	Year ended December 31,
	2020	2021	2022
Beginning balance	495,845	1,093,526	1,172,218
Issuance of Fun Preferred Shares, net of issuance costs	733,238	—	—
Foreign exchange impact	(37,374)	(30,034)	117,540
Repurchase of Series B Preferred Shares	(146,460)	—	—
Accretion to redemption value of redeemable non-controlling interests	48,277	108,726	124,677

Ending balance	1,093,526	1,172,218	1,414,435